Exploration and Evaluation Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets, Net

Total
As at December 31, 2023	738
Acquisitions	7
Additions	65
Transfer to PP&E (Note 16)	(285)
Write-downs (1)	(37)
Change in Decommissioning Liabilities	(5)
Exchange Rate Movements and Other	1
As at December 31, 2024	484
(1)For the year ended December 31, 2024, previously capitalized E&E costs of $37 million in the Offshore segment, was written off as exploration expense, as the carrying value was not considered to be recoverable.

Total
As at December 31, 2024	484
Acquisitions (Note 4)	174
Additions	87
Transfer to PP&E (Note 16)	(145)
Write-downs (1)	(25)
Exchange Rate Movements and Other	—
As at December 31, 2025	575
(1)For the year ended December 31, 2025, previously capitalized E&E costs of $4 million and $21 million in the Oil Sands and Conventional segments, respectively, were written off as exploration expense, as the carrying value was not considered to be recoverable.